Going Concern and Management Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Going Concern and Management Plans [Abstract]
Net Loss	$ (7,076,609)	$ (1,544,534)
Stockholders' Equity	2,735,344	(1,831,393)	(6,576)
Working capital	$ 2,579,121